Loan (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Loan

NOTE 10 – LOAN

The loan represents secured loan facility used by the Company to finance its acquisition of property with interest bearing at a rate of 6.23% and maturity term of 1 year as of June 30, 2019. The loan amount was refinanced during financial year June 30, 2020 with interest bearing at a rate of 10% which is repayable within the next 12 months as of June 30, 2020.

The increase in loan amount from $452,006 to $508,760 was attributable to the translation loss on foreign exchange as at December 31, 2020.

NOTE 9 – LOAN

The loan represents secured loan facility used by the Company to finance its acquisition of property with interest bearing at a rate of 6.23% and maturity term of 1 year as of June 30, 2019. The loan amount was refinanced during financial year June 30, 2020 with interest bearing at a rate of 10% which is repayable within the next 12 months as of June 30, 2020.